BASIC AND DILUTED NET (LOSS)/INCOME PER SHARE (Details) - CNY (¥) ¥ / shares in Units, ¥ in Thousands	6 Months Ended		9 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Numerator
Net (loss)/income	¥ 80,321	¥ (1,590,312)	¥ 292,038	¥ (1,304,144)
Accretion on convertible redeemable preferred shares to redemption value		(164,065)		(164,065)
Net (loss)/income attributable to ordinary shareholders	¥ 80,321	¥ (1,754,377)	¥ 292,038	¥ (1,468,209)
Denominator
Weighted average number of ordinary shares used in computing net (loss)/income per share, basic	869,427,036	147,308,942	870,385,113	420,605,543
Dilutive effect of share-based awards			¥ 46,527,458
Dilutive effect of share-based awards	48,057,023
Weighted average number of ordinary shares used in computing net (loss)/income per share, diluted	917,484,059	147,308,942	916,912,571	420,605,543
Net (loss)/income per share attributable to ordinary shareholders
Basic	¥ 0.09	¥ (11.91)	¥ 0.34	¥ (3.49)
Diluted	¥ 0.09	¥ (11.91)	¥ 0.32	¥ (3.49)